Maintenance Rights Intangible and Lease Premium (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maintenance rights intangible and lease premium
Components of maintenance rights intangible and lease premiums
Maintenance rights intangible and lease premium, net	$ 3,901,737
Maintenance rights intangible
Components of maintenance rights intangible and lease premiums
Maintenance rights intangible and lease premium, net	3,809,456
Lease premium
Components of maintenance rights intangible and lease premiums
Maintenance rights intangible and lease premium, net	$ 92,281